Investment Objectives and Goals - TrueShares ConVex Protect ETF	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary—TrueShares ConVeX Protect ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares ConVex Protect ETF (the “Fund”) is capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.